Schedule of Financial Instruments (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash	$ 5,755,972	$ 2,190,722	$ 2,731,979
Accounts receivable	2,634,041	1,592,653	2,394,542	$ 2,530,058
Accounts payable and other accrued liabilities	5,210,220	4,768,534	6,613,793	6,985,617
Notes payable	10,529,806	10,784,756	10,584,037	8,884,513
Derivative liabilities	11,514,895	8,893,600	9,007,907	$ 1,094,316
Lease liabilities	1,777,743	1,819,405	2,585,479
Convertible debentures			9,976,000
Amortized Cost [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash
Accounts receivable	2,634,041	1,592,653	2,394,542
Accounts payable and other accrued liabilities	5,210,220	4,768,534	6,613,793
Notes payable	10,529,806	10,784,756	10,584,037
Derivative liabilities
Lease liabilities	1,777,743	1,819,405	2,585,479
Convertible debentures
Fair Value [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash	5,755,972	2,190,722	2,731,979
Accounts receivable
Accounts payable and other accrued liabilities
Notes payable
Derivative liabilities	11,514,895	8,893,600	9,007,907
Lease liabilities
Convertible debentures			$ 9,976,000